PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Amounts recognized in other comprehensive income (loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (gains) losses	R$ 533,487	R$ 65,576	R$ (10,438)
Asset limitation effect	(362,191)	171,191	(391,055)
Total	171,296	236,767	(401,493)
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (gains) losses	325,292	(174,496)	(87,306)
Asset limitation effect	(309,780)	182,088	(541,596)
Total	15,512	7,592	(628,902)
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (gains) losses	208,195	240,072	76,868
Asset limitation effect	(52,411)	(10,897)	150,541
Total	R$ 155,784	R$ 229,175	R$ 227,409